UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                                ------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8c, S-103 32
              Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Marc Hollander
Title:            Managing Director
Phone:            31 20 577 6640

Signature, Place, and Date of Signing:

/s/ Marc Hollander        Amsterdam, Netherlands       August 14, 2000
--------------------    ---------------------------    ---------------
    (Signature)               (City, State)                (Date)

Report Type:

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        6
                                                     ------------

Form 13F Information Table Entry Total:                  20
                                                     ------------

Form 13F Information Table Value Total
(in thousands):                                       $9,090,250
                                                     ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number       Name
-----         --------------------       -----
1             Not Known                  AB Cator
2             Not Known                  Extoria Trade AB
3             Not Known                  Investor International (U.S.), Inc.
4             Not Known                  Investor Investments AB
5             Not Known                  Investor UK, Ltd.
6             Not Known                  Investors Trading AB

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                           Form 13F Information Table

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

INVESTOR 00-06-30
USD                                                                                                               Item 8
Item 1                  Item 2      Item 3   Item 4         Item 5                 Item 6            Item 7  Voting Authority
Name of Issuer          title of    CUSIP    Fair Market    Shares of   (a) Sole   (b) Shared (c)    Manag-  (Shares)
                        class       Number   Value x$ 1000) Principal              As defined Shared ers See (a)Sole (b) Shared (c)
                                                            Amount                 in USD     Other  Instr.                     None
Aktiebolag Electrolux   Spons ADR   010198208 $1,311,975     4,165,000   4,165,000                          4,165,000
Amkor                   COM         031652100 $   35,313     1,000,000   1,000,000                          1,000,000
Astrazeneca PLC         Spons ADR   046353108 $4,297,544    92,420,310             92,420,310                         92,420,310
Axcan                   COM         054923107 $   23,333     3,333,334              3,333,334                          3,333,334
Checkpoint Systems Inc. COM         162825103 $    6,633       882,600                882,600                            882,600
Cisco                   COM         17275R102 $   22,551       354,785                354,785                            354,785
Edison                  COM         281033100 $   70,354     3,034,154              3,034,154                          3,034,154
Ericsson L M            ADR B       294821400 $2,520,376   126,018,800 126,018,800                        126,018,800
Intrabiotics            COM         46116T100 $   83,398     3,125,000              3,125,000                          3,125,000
Intuitive Surgical      COM         46120E107 $   23,594     2,500,000              2,500,000                          2,500,000
Jones Pharmaceutical    COM         480236108 $  118,794     2,974,500              2,974,500                          2,974,500
Millenium               COM         599902103 $    6,990        62,478                 62,478                             62,478
Minimed Inc             COM         60365K108 $    1,298        11,000                 11,000                             11,000
NTL INC.                COM         629407107 $   78,011     1,302,901              1,302,901                          1,302,901
Scania Aktiebolag       Spons ADR A 806018107 $  416,535    16,661,380  16,661,380                         16,661,380
Scania Aktiebolag       Spons ADR B 806018206 $   32,532     1,301,289   1,301,289                          1,301,289
Sitel Corp              COM         82980K107 $        2           400                    400                                400
SKF AB                  Spons ADR   784375404 $    2,374       142,800     142,800                            142,800
Sylvan Learning Systems
Inc                     COM         871399101 $   37,709     2,742,500              2,742,500                          2,742,500
Whirlpool               COM         963320106 $      933        20,000                 20,000                             20,000

                                                 $ 9,090,250

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